Schedule of Share-based Compensation, Stock Options, Activity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	6,242,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	0.3
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	250,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.14
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	(820,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	0.67
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	5,672,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	5,242,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	0.24
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1		4,917,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2		0.41
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3		2,315,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4		0.26
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5		(150,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6		0.13
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7		(840,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8		0.81
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9		6,242,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10		0.3
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11		5,390,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12		0.31